Contract liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	€ 4,394	€ 130,678
Other releases	1,032	0
Addition	1,870	10,833
Kingdom of Bahrain | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	€ 3,800	2,300
Addition		3,800
European Commission | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		116,800
Instituto Butantan | IXCHIQ | Partnering agreement, CEPI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		2,000
Addition		2,000
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		5,900
Addition		€ 4,200